Financial Instruments - Investments by significant investment category (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total amortized cost	$ 210,949	$ 199,497
Total unrealized Gains	1,979	1,129
Total Unrealized Losses	(12)
Total Fair Value	212,916	200,626
Cash and Cash Equivalents	76,946	97,164
U.S. Treasury securities - Fair Value, Short-Term Investments	198,018	200,626
Government securities - Fair Value, Long-Term Investments	14,898
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost - U.S. Treasury securities	196,039	199,497
Unrealized Gains - U.S. Treasury securities	1,979	1,129
U.S. Treasury securities - Fair Value, Short-Term Investments	198,018	200,626
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost - Government securities	14,910
Unrealized Losses - Government securities	(12)
Government securities - Fair Value, Long-Term Investments	14,898
Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	4,252	3,267
Money market funds | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	$ 72,694	$ 93,897